LEASES - Lease obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities included in the statement of financial position
Current	$ 32,988	$ 20,852
Lease obligations (Note 13)	98,445	99,423
Total lease obligations	$ 131,433	$ 120,275